Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash and cash equivalents
2022 2021
$ $
Cash

3,445,649 3,568,561
Guaranteed investment certificates — 8,633,952
Cash and cash equivalents

3,445,649 12,202,513
Guaranteed investment certificates were

instruments issued by Canadian

financial institutions, bore interest at

rates varying
from 0.08 % to 0.86
%, and held to maturity or were redeemed during the

year 2022.
8.

Cash and cash equivalents
As at

December 31, 2022

and 2021,

there are
no

restrictions on

cash and

cash equivalents.

Cash and

cash equivalents
include the following components: